Financing Obligations (Details) - USD ($)	1 Months Ended		6 Months Ended
	Nov. 21, 2022	Apr. 27, 2021	Dec. 31, 2022
Financing Obligations (Details) [Line Items]
Receivable financing facility term		5 years
Equipment financing facility term			4 years
Repayment of term loans (in Dollars)	$ 410
Loss on extinguishment of debt and financing obligations (in Dollars)	$ 337
Minimum [Member]
Financing Obligations (Details) [Line Items]
Equipment financing facility term			3 years
Maximum [Member]
Financing Obligations (Details) [Line Items]
Equipment financing facility term			5 years
Third Party Financiers [Member] | Minimum [Member]
Financing Obligations (Details) [Line Items]
Interest rates ranging percentage			8.00%
Third Party Financiers [Member] | Maximum [Member]
Financing Obligations (Details) [Line Items]
Interest rates ranging percentage			14.00%